NVIT Jacobs Levy Large Cap Core Fund Investment Strategy - NVIT Jacobs Levy Large Cap Core Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. For these purposes, equity securities represent an ownership interest in an issuer, and large capitalization companies are those with market capitalizations similar to those of companies included in the S&P 500® Index. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States. The subadviser invests in stocks using a dynamic, multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical techniques. The subadviser’s security evaluation process focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while managing known risk exposures relative to the S&P 500® Index. The range of models is designed to allow the portfolio to be diversified across exposures to numerous potential opportunities. Nevertheless, the Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The subadviser generally considers selling a stock when the return prediction generated by its models, adjusted for risk and expected transaction costs, is notably surpassed by another stock’s return prediction. Partial sales may occur when the subadviser’s investment process determines that these transactions could benefit portfolio performance or when, as a result of market action, a position has grown to a size that impinges on portfolio risk or liquidity limitations. Sales may also occur under special circumstances; for example, if a company agrees to be acquired, and trades as a merger arbitrage situation, its stock may be sold. Sales can be triggered when necessary valuation data are no longer available; for example, if all security analysts drop coverage of a stock, the position may be sold. Also, a position may be trimmed or closed as a result of the subadviser's compliance monitoring process if, for example, a security or sector weight exceeds a relevant guideline. The Fund may engage in active and frequent trading of portfolio securities.